Long-Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt
8. Long-Term Debt

	December 31, 2017 $	December 31, 2016 $
Revolving Credit Facilities	877,343	1,119,808
Senior Notes (8.5%) due January 15, 2020	592,657	592,657
Norwegian Kroner-denominated Bonds due through October 2021	377,856	628,257
U.S. Dollar-denominated Term Loans due through 2031	1,358,798	3,702,997
U.S. Dollar Bonds due through 2024	—	466,680
Euro-denominated Term Loans due through 2023	232,957	219,733
Other U.S. Dollar-denominated loan	10,000	—
Total principal	3,449,611	6,730,132
Less unamortized discount and debt issuance costs	(31,906)	(90,586)
Total debt	3,417,705	6,639,546
Less current portion	(800,897)	(998,591)
Long-term portion	2,616,808	5,640,955

As of December 31, 2017, the Company had 8 revolving credit facilities (or the Revolvers) available, which, as at such date, provided for aggregate borrowings of up to $1.3 billion, of which $461.4 million was undrawn. Interest payments are based on LIBOR plus margins; at December 31, 2017 and December 31, 2016, the margins ranged between 0.45% and 4.00%. The aggregate amount available under the Revolvers is scheduled to decrease by $624.3 million (2018), $52.6 million (2019), $53.6 million (2020), $347.3 million (2021), and $261.0 million (thereafter). The Revolvers are collateralized by first-priority mortgages granted on 52 of the Company’s vessels, together with other related security, and include a guarantee from Teekay or its subsidiaries for all outstanding amounts. Included in other related security are 38.2 million common units in Teekay Offshore, 25.2 million common units in Teekay LNG and 16.8 million Class A common shares in Teekay Tankers, which secure a $200 million credit facility. Five other revolving credit facilities totaling $291.8 million as of December 31, 2016, related to Teekay Offshore, which was deconsolidated on September 25, 2017.

The Company’s 8.5% senior unsecured notes are due January 15, 2020 with an original aggregate principal amount of $450 million (or the Original Notes). The Original Notes issued on January 27, 2010 were sold at a price equal to 99.2% of par. During 2014, the Company repurchased $57.3 million of the Original Notes. In November 2015, the Company issued an aggregate principal amount of $200 million of the Company’s 8.5% senior unsecured notes due on January 15, 2020 (or the Notes) at 99.01% of face value, plus accrued interest from July 15, 2015. The Notes are an additional issuance of the Company’s Original Notes (collectively referred to as the 8.5% Notes). The Notes were issued under the same indenture governing the Original Notes, and are fungible with the Original Notes. The discount on the 8.5% Notes is accreted through the maturity date of the notes using the effective interest rate of 8.67% per year.

The Company capitalized aggregate issuance costs of $13.3 million which are amortized to interest expense over the term of the 8.5% Notes. As of December 31, 2017, the unamortized balance of the capitalized issuance cost was $3.8 million which is recorded in long-term debt in the consolidated balance sheet. The 8.5% Notes rank equally in right of payment with all of Teekay’s existing and future senior unsecured debt and senior to any future subordinated debt of Teekay. The 8.5% Notes are not guaranteed by any of Teekay’s subsidiaries and effectively rank behind all existing and future secured debt of Teekay and other liabilities of its subsidiaries.

The Company may redeem the 8.5% Notes in whole or in part at any time before their maturity date at a redemption price equal to the greater of (i) 100% of the principal amount of the 8.5% Notes to be redeemed and (ii) the sum of the present values of the remaining scheduled payments of principal and interest on the 8.5% Notes to be redeemed (excluding accrued interest), discounted to the redemption date on a semi-annual basis, at the treasury yield plus 50 basis points, plus accrued and unpaid interest to the redemption date.

Teekay LNG has a total of NOK 3.1 billion in senior unsecured bonds issued in the Norwegian bond market at December 31, 2017 that mature through October 2021. As at December 31, 2017, the total carrying amount of the senior unsecured bonds was $377.9 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin, which ranges from 3.70% to 6.00%. The Company entered into cross currency rate swaps to swap all interest and principal payments of the bonds into U.S. Dollars, with the interest payments fixed at rates ranging from 5.92% to 7.72%, and the transfer of principal amount fixed at $430.5 million upon maturity in exchange for NOK 3.1 billion (see Note 15). Three other senior unsecured NOK bonds with a total carrying amount of $256.9 million as of December 31, 2016, related to Teekay Offshore, which was deconsolidated in September 2017.

As of December 31, 2017, the Company had 10 U.S. Dollar-denominated term loans outstanding, which totaled $1.4 billion in aggregate principal amount (December 31, 2016 – $3.7 billion). Interest payments on the term loans are based on LIBOR plus a margin, of which one of the term loans has an additional tranche based on a fixed rate of 5.37%. At December 31, 2017 and December 31, 2016, the margins ranged between 0.30% and 3.25%. The term loan payments are made in quarterly or semi-annual payments commencing three or six months after delivery of each newbuilding vessel financed thereby, and nine of the term loans have balloon or bullet repayments due at maturity. The term loans are collateralized by first-priority mortgages on 22 (December 31, 2016 – 46) of the Company’s vessels, together with certain other security. In addition, at December 31, 2016, all but $56.2 million of the outstanding term loans were guaranteed by Teekay or one of its subsidiaries. Fifteen term loans totaling $2.2 billion as of December 31, 2016, related to Teekay Offshore, which was deconsolidated in September 2017.

During May 2014, Teekay Offshore issued $300 million in five-year senior unsecured bonds that mature in July 2019 in the U.S. bond market. In September 2013 and November 2013, Teekay Offshore issued $174.2 million of ten-year senior bonds that mature in December 2023 in a U.S. private placement. In February 2015, Teekay Offshore issued $30.0 million in senior bonds that mature in June 2024 in a U.S. private placement. These three senior U.S. Dollar bonds with a total carrying value of $466.7 million as of December 31, 2016, related to Teekay Offshore, which was deconsolidated in September 2017.

Teekay LNG has two Euro-denominated term loans outstanding, which, as at December 31, 2017, totaled 194.1 million Euros ($233.0 million) (December 31, 2016 – 208.9 million Euros ($219.7 million)). Teekay LNG is repaying the loans with funds generated by two Euro-denominated, long-term time-charter contracts. Interest payments on the loans are based on EURIBOR plus a margin. At December 31, 2017 and December 31, 2016, the margins ranged between 0.6% and 2.25%. The Euro-denominated term loans reduce in monthly payments with varying maturities through 2023, are collateralized by first-priority mortgages on two of Teekay LNG’s vessels, together with certain other security, and are guaranteed by Teekay LNG and one of its subsidiaries.

Both Euro-denominated term loans and NOK-denominated bonds are revalued at the end of each period using the then-prevailing U.S. Dollar exchange rate. Due primarily to the revaluation of the Company’s NOK-denominated bonds, the Company’s Euro-denominated term loans, capital leases and restricted cash, and the change in the valuation of the Company’s cross currency swaps, the Company recognized a foreign exchange loss during 2017 of $26.5 million (2016 – $6.5 million, 2015 – $2.2 million).

The weighted-average interest rate on the Company’s aggregate long-term debt as at December 31, 2017 was 4.3% (December 31, 2016 – 4.0%). This rate does not include the effect of the Company’s interest rate swap agreements (see Note 15).

Teekay Corporation has guaranteed obligations pursuant to credit facilities of Teekay Tankers. As at December 31, 2017, the aggregate outstanding balance on such credit facilities was $252.7 million.   In September 2017, as part of the Brookfield Transaction (see Note 3), Teekay was released from all of its previous guarantees relating to Teekay Offshore's long-term debt and interest rate swap and cross currency swap agreements.

The aggregate annual long-term debt principal repayments required to be made by the Company subsequent to December 31, 2017, after giving effect to the impact of the revolving credit facility refinancing completed by Teekay LNG in February 2018, are $0.8 billion (2018), $0.2 billion (2019), $1.1 billion (2020), $0.7 billion (2021), $0.3 billion (2022) and $0.3 billion (thereafter).

Among other matters, the Company’s long-term debt agreements generally provide for maintenance of minimum consolidated financial covenants and five loan agreements require the maintenance of vessel market value to loan ratios. As at December 31, 2017, these ratios ranged from 118.5% to 243.2% compared to their minimum required ratios of 105% to 135%. The vessel values used in these ratios are the appraised values prepared by the Company based on second hand sale and purchase market data. Changes in the LNG/LPG and conventional tanker markets could negatively affect the Company’s compliance with these ratios. Certain loan agreements require that a minimum level of free cash be maintained, which minimum level was $100.0 million as at December 31, 2017 and $50 million as at December 31, 2016 for the Company, excluding Teekay LNG. Most of the loan agreements also require that the Company maintain an aggregate minimum level of free liquidity and undrawn revolving credit lines with at least six months to maturity of 5.0% to 7.5% of total debt for Teekay Parent and Teekay Tankers. As at December 31, 2017, such amounts for Teekay Parent and Teekay Tankers were $46.0 million and $55.1 million, respectively. In addition, certain loan agreements require Teekay LNG to maintain a minimum level of tangible net worth and liquidity, and not exceed a maximum level of financial leverage. As at December 31, 2017, the Company was in compliance with all covenants under its credit facilities and other long-term debt.